Income Taxes - Summary of Income Tax Benefit and Current Tax Receivable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current tax
Current income tax credit	$ 6,299,286	$ 4,938,846	$ 5,708,767
Total	6,299,286	4,938,846	5,708,767
Deferred tax
Total income tax benefit recognized in the Statement of Profit or Loss and Other Comprehensive Income	6,299,286	4,938,846	5,708,767
(b) Current tax receivable
Research and development tax incentive credit receivable	$ 6,299,286	$ 4,972,898	$ 5,868,152